WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 93.0%
Alabama - 3.8%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$4,350,000	$4,717,161	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% to 10/1/23 then 7.750%)	0.000%	10/1/46	2,000,000	2,031,693
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	69,910,000	70,998,660
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	7,200,000	7,618,347
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	16,030,000	17,546,132
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	12,300,000	13,533,210
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	50,595,000	51,570,426	(b)(c)

Total Alabama				168,015,629

Alaska - 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series A	5.000%	12/1/27	315,000	315,000	(d)
State Capital Project II, Series B	5.000%	12/1/37	1,985,000	2,234,186
State Capital Project II, Series B	5.000%	12/1/38	1,515,000	1,702,638
State Capital Project II, Series B	5.000%	12/1/39	1,000,000	1,122,157
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	5,700,000	6,157,793	(a)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/32	1,115,000	1,244,474
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/33	1,390,000	1,547,221
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/34	1,000,000	1,022,252
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/35	2,500,000	2,551,040
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/37	2,850,000	2,899,198

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	1

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Alaska - (continued)
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/40	$1,350,000	$1,364,938
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	3,750,000	3,597,365

Total Alaska				25,758,262

Arizona - 2.2%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	3,450,000	3,642,619
Series D	5.000%	7/1/46	2,500,000	2,620,815
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,800,000	1,910,827
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	1,300,000	1,374,856
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,505,000	1,598,099
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	1,000,000	1,058,883
Basis School Project, Series D, Refunding	5.000%	7/1/37	600,000	615,385	(e)
Basis School Project, Series D, Refunding	5.000%	7/1/47	860,000	872,671	(e)
Basis School Project, Series D, Refunding	5.000%	7/1/51	2,580,000	2,612,195	(e)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	4,000,000	4,009,968
Arizona State IDA, Revenue Bonds:
Lincoln South Beltway Project	5.000%	2/1/26	2,490,000	2,715,640
Lincoln South Beltway Project	5.000%	8/1/27	1,205,000	1,349,826
Lincoln South Beltway Project	5.000%	2/1/28	2,760,000	3,112,802
Lincoln South Beltway Project	5.000%	8/1/28	2,355,000	2,673,529
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	37,990,000	39,865,509	(a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, SD Credit Program	5.000%	7/1/52	1,000,000	1,057,459
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	300,000	321,668
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	600,000	636,214
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/39	700,000	763,576

See Notes to Schedule of Investments.

2	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/49	$1,300,000	$1,399,500
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	5,235,000	5,544,983	(e)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	1,300,000	1,325,920
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,640,000	1,826,339
Series A	5.000%	8/1/47	2,000,000	2,212,327
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	12,000,000	13,358,957

Total Arizona				98,480,567

California - 11.1%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,750,000	7,145,446
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	2,250,000	2,375,361
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/33	1,750,000	1,854,495	(d)
Series A, Refunding	5.000%	5/1/34	1,350,000	1,430,610	(d)
Series A, Refunding	5.000%	5/1/46	9,000,000	9,537,403	(d)
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	2.040%	4/1/27	27,000,000	27,116,130	(b)(c)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	7,500,000	7,772,565
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,500,000	1,593,428
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	5,000,000	5,536,044
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	7,000,000	7,668,312
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	8,085,000	8,450,127	(a)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	3

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	$9,700,000	$10,088,816	(a)
Senior Lien, LINXS APM Project, Series B	5.000%	6/1/48	2,000,000	2,078,056	(a)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,200,000	1,175,811	(a)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	11/21/45	8,000,000	8,401,910	(e)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	2,000,000	2,166,918	(e)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	7,300,000	7,753,174	(e)
California State University Revenue, Systemwide, Series A	4.000%	11/1/45	1,500,000	1,521,423
California State, GO:
Various Purpose	4.000%	3/1/46	4,000,000	4,159,113
Various Purpose, Refunding	5.000%	10/1/41	4,750,000	5,521,529
California Statewide CDA Revenue:
American Baptist Homes of the West, Refunding	5.000%	10/1/45	2,550,000	2,665,487
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	11,815,000	11,892,751	(e)
California Statewide CDA, Community Improvement Authority Revenue, Renaissance at City Center, Series A	5.000%	7/1/51	4,525,000	4,544,487
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	15,950,000	17,368,583
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	3,510,000	3,510,000	(d)
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	2,765,866
Natural Gas Purchase, Series A	5.500%	11/15/37	3,730,000	4,471,806
Long Beach, CA, Harbor Revenue, Series A	5.000%	5/15/39	2,000,000	2,256,246
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	2,250,000	2,328,483
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series A	5.000%	7/1/38	6,000,000	6,760,756

See Notes to Schedule of Investments.

4	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Senior Proposition C, Series A	5.000%	7/1/39	$4,000,000	$4,501,130
Senior Proposition C, Series B	5.000%	7/1/34	1,000,000	1,134,576
Senior Proposition C, Series B	5.000%	7/1/36	5,000,000	5,646,776
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/37	3,200,000	3,554,617	(a)
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	6,500,000	6,941,158	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/39	3,000,000	3,258,188	(a)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/34	1,600,000	1,758,340	(a)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	3,525,000	3,531,682	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/47	7,500,000	8,139,274
Series A, Refunding	5.000%	7/1/46	2,000,000	2,141,763
Series B, Refunding	5.000%	7/1/39	11,020,000	12,041,237
Series C	5.000%	7/1/37	4,825,000	5,324,862
Series C	5.000%	7/1/38	1,000,000	1,102,351
Series C	5.000%	7/1/42	13,000,000	14,307,488
Series E	5.000%	7/1/44	10,000,000	10,527,080
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	8,400,000	9,293,605
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	7,000,000	8,935,767
Series A	6.500%	11/1/39	7,265,000	9,305,369
Series B	7.000%	11/1/34	26,500,000	33,828,260
Series B	6.500%	11/1/39	13,000,000	16,651,038
Series C	6.125%	11/1/29	5,510,000	6,216,451
Series C	7.000%	11/1/34	5,000,000	6,382,690
Series C	6.500%	11/1/39	1,290,000	1,652,295
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	5,990,000	6,117,279	(b)(c)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	12,000,000	12,281,764

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	5

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/38	$7,100,000	$7,824,974
Series B, Refunding	5.000%	6/1/39	9,930,000	10,930,552
Riverside, CA, USD Financing Authority Revenue:
Superior Lien, Series A	5.000%	9/1/32	1,375,000	1,387,889	(d)
Superior Lien, Series A	5.000%	9/1/37	1,280,000	1,291,998	(d)
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	4,000,000	4,334,907
San Bernardino, CA, USD Revenue, COP:
2019 School Financing Project, AGM	5.000%	10/1/36	3,995,000	4,487,952
2019 School Financing Project, AGM	5.000%	10/1/38	1,750,000	1,957,551
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	11,700,000	12,661,203
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	5/1/35	10,000,000	11,213,100	(a)
Series B	5.000%	5/1/46	4,500,000	4,714,414	(a)
Series E	5.000%	5/1/50	4,500,000	4,844,952	(a)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	1,155,000	1,259,713	(a)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,500,000	1,610,735	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	5,280,000	5,865,879
Sanger, CA, USD Revenue, COP:
Capital Projects, Refunding, AGM	5.000%	6/1/49	2,000,000	2,136,531
Capital Projects, Refunding, AGM	5.000%	6/1/52	3,000,000	3,074,375
South Whittier School District, GO:
Series B, AGM	4.000%	8/1/46	1,365,000	1,373,764
Series B, AGM	4.000%	8/1/48	2,270,000	2,284,045
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	15,000,000	16,582,186
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/25	1,750,000	1,852,000

See Notes to Schedule of Investments.

6	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	$1,000,000	$1,086,411
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	3,200,000	3,338,093
University of California, CA, Revenue, Limited Project, Series K	5.000%	5/15/35	6,000,000	6,570,454

Total California				489,169,854

Colorado - 1.5%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	774,000	790,074
Broadway Station Metropolitan District #3, CO, GO:
Series A	5.000%	12/1/39	750,000	764,273
Series A	5.000%	12/1/49	1,000,000	1,002,188
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	3,700,000	4,016,287
University of Denver Project, Series A	5.000%	3/1/47	4,900,000	5,297,884
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated Group, Series A	4.000%	11/15/38	10,585,000	10,829,632
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	15,400,000	16,566,784	(b)(c)
Commonspirit Health Project, Series A-1	4.000%	8/1/44	4,500,000	4,417,345
Commonspirit Health Project, Series A-2	4.000%	8/1/49	750,000	733,145
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	4,950,000	5,103,009
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,500,000	1,534,867
C-470 Express Lanes	5.000%	12/31/51	1,600,000	1,635,162
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/50	1,500,000	1,670,112
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	8,400,000	11,005,954

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	7

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Regional Transportation District, CO:
Denver Transit Partners Eagle P3 Project, Series A, Refunding	4.000%	7/15/36	$1,000,000	$986,076
Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	1,000,000	845,789

Total Colorado				67,198,581

Connecticut - 1.0%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	2,000,000	2,076,168	(a)
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	5/1/35	4,250,000	4,867,304
Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	7,745,000	8,517,403
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	5/1/34	2,400,000	2,752,445
Connecticut State, GO:
Series A	5.000%	4/15/30	2,250,000	2,570,608
Series A	5.000%	4/15/34	2,000,000	2,240,310
Series A	5.000%	4/15/35	4,895,000	5,423,928
Series A	5.000%	4/15/36	2,300,000	2,570,507
Series A	5.000%	4/15/39	1,650,000	1,836,294
Series E	5.000%	10/15/34	5,360,000	5,812,013
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	3,850,000	4,069,349	(e)

Total Connecticut				42,736,329

Delaware - 0.6%
Delaware State EDA Revenue, Acts Retirement Communities	5.000%	11/15/48	3,000,000	3,181,325
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	3,000,000	3,177,944
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	3,070,000	3,272,848
US 301 Project	5.000%	6/1/55	13,750,000	14,634,011

Total Delaware				24,266,128

See Notes to Schedule of Investments.

8	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 0.4%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	$9,250,000	$9,757,989
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	7,200,000	7,543,145

Total District of Columbia				17,301,134

Florida - 4.8%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	3,500,000	3,734,076	(a)
Series 2017	5.000%	10/1/47	3,350,000	3,553,083	(a)
Series A	5.000%	10/1/25	2,000,000	2,149,510	(a)
Series A	5.000%	10/1/26	1,500,000	1,636,927	(a)
Series A	5.000%	10/1/28	1,500,000	1,669,188	(a)
Series A	5.000%	10/1/45	22,000,000	23,159,004	(a)
Broward County, FL, Port Facilities Revenue:
Series B	5.000%	9/1/32	10,375,000	11,583,319	(a)
Series B	5.000%	9/1/33	8,610,000	9,594,039	(a)
Broward County, FL, School Board, COP:
Series B, Refunding	5.000%	7/1/31	8,750,000	9,382,338
Series B, Refunding	5.000%	7/1/32	8,000,000	8,575,680
Cape Coral, FL, Water & Sewer Revenue, Refunding	5.000%	10/1/39	5,000,000	5,494,677
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	2,500,000	2,640,445
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Series A, Refunding	5.000%	7/1/36	4,000,000	4,498,674
Student Housing Project, Series A, Refunding	5.000%	7/1/38	4,000,000	4,487,068
Student Housing Project, Series A, Refunding	5.000%	7/1/39	2,500,000	2,800,144
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	3,030,000	3,176,095	(e)
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	2,000,000	2,081,271
Series A, Refunding	5.000%	10/1/28	500,000	528,555
Series A, Refunding	5.000%	10/1/29	2,720,000	2,867,623
Series A, Refunding	5.000%	10/1/35	5,000,000	5,227,658
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	4,000,000	4,000,886	(f)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	4,750,000	5,067,674	(a)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	9

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Priority Subordinated, Series A	5.000%	10/1/47	$3,725,000	$3,950,816	(a)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	5,300,000	5,716,142	(a)
Jacksonville, FL:
Better Jacksonville Sales Tax Revenue, Refunding	5.000%	10/1/26	6,250,000	6,312,602
Transportation Revenue, Series A, Refunding	5.000%	10/1/27	2,830,000	2,865,179	(d)
Transportation Revenue, Series A, Refunding	5.000%	10/1/29	9,000,000	9,111,876	(d)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/39	1,675,000	1,690,526
Series A, Refunding	4.000%	10/1/41	1,000,000	1,006,218
Series A, Refunding	5.000%	10/1/41	7,250,000	7,685,773
Series A, Refunding	5.000%	10/1/49	12,900,000	13,730,266	(a)
Series B, Refunding	5.000%	10/1/40	3,000,000	3,176,457	(a)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	6,500,000	6,832,966
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	4,750,000	5,069,331
Orlando & Orange County, FL, Expressway Authority Revenue, Refunding	5.000%	7/1/22	1,750,000	1,755,238
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,750,000	1,859,299
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	1,000,000	929,339
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,275,000	1,300,795
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B	2.625%	6/1/25	2,000,000	1,944,508
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding	4.000%	6/1/36	2,000,000	1,904,973
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	850,000	9	*(g)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	695,649	646,953	*(g)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.250%	7/1/24	4,165,000	4,364,381

See Notes to Schedule of Investments.

10	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	$3,485,000	$3,869,219
Tampa, FL, Hospital Revenue:
H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,500,000	1,492,174
H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	3,945,000	4,234,324
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	785,000	852,023
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,750,000	2,934,374

Total Florida				213,143,695

Georgia - 1.2%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	1,000,000	1,113,006
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,500,000	1,522,444
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	7,000,000	7,022,000
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	1,500,000	1,637,697
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	680,000	725,372
Fulton County, GA, Development Authority Revenue:
Georgia Institute of Technology	5.000%	6/15/44	1,750,000	1,942,731
Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	3,250,000	3,256,078
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	1,100,000	1,239,184
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	1,000,000	1,125,172
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	2,000,000	2,138,305
Plant Vogtle Units 3&4, Project J, Series A	4.000%	1/1/51	1,000,000	984,247
Plant Vogtle Units 3&4, Project J, Series A	5.000%	1/1/56	2,000,000	2,162,645

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	11

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Plant Vogtle Units 3&4, Project M, Series A	4.000%	1/1/51	$1,000,000	$997,630
Plant Vogtle Units 3&4, Project M, Series A	5.000%	1/1/56	1,015,000	1,097,542
Project One Subordinated, Series A	5.000%	1/1/45	1,950,000	2,141,662
Project One, Series A	5.000%	1/1/50	2,250,000	2,457,883
Series EE, AMBAC	7.250%	1/1/24	500,000	541,441
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	10,000,000	10,991,209
Series A	5.000%	5/15/34	2,000,000	2,134,060
Series A	5.000%	5/15/43	1,950,000	2,056,285
Series C	4.000%	9/1/26	4,570,000	4,668,080	(b)(c)

Total Georgia				51,954,673

Guam - 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	5.000%	1/1/28	250,000	264,330
Series F, Refunding	5.000%	1/1/29	1,000,000	1,061,193
Series F, Refunding	5.000%	1/1/30	750,000	797,476
Series F, Refunding	5.000%	1/1/31	750,000	799,402
Series F, Refunding	4.000%	1/1/36	3,500,000	3,309,396

Total Guam				6,231,797

Illinois - 12.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	1,625,000	1,655,694
Series 2018	5.000%	4/1/38	1,200,000	1,238,590
Series 2018	5.000%	4/1/42	4,400,000	4,519,621
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/38	2,800,000	2,967,830
Dedicated, Series A	5.000%	12/1/43	3,000,000	3,166,635
Dedicated, Series A	5.000%	12/1/47	25,500,000	26,717,610
Dedicated, Series G, Refunding	5.000%	12/1/34	800,000	836,854
Dedicated, Series G, Refunding	5.000%	12/1/44	1,750,000	1,811,322
Dedicated, Series H	5.000%	12/1/36	1,500,000	1,566,457
Dedicated, Series H	5.000%	12/1/46	1,000,000	1,032,377
Series A	5.000%	12/1/35	10,370,000	11,030,642
Series A	5.000%	12/1/36	800,000	849,934
Series A	5.000%	12/1/39	1,600,000	1,692,987
Series A	5.000%	12/1/40	8,330,000	8,800,712

See Notes to Schedule of Investments.

12	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series B, Refunding	5.000%	12/1/36	$2,550,000	$2,709,166
Series C, Refunding	5.000%	12/1/24	250,000	259,373
Series C, Refunding	5.000%	12/1/25	2,400,000	2,515,913
Series D	5.000%	12/1/46	4,250,000	4,406,896
Chicago, IL, GO:
Series A	5.000%	1/1/44	17,175,000	17,938,625
Series A, Refunding	5.000%	1/1/27	4,000,000	4,243,311
Series A, Refunding	5.000%	1/1/28	11,750,000	12,550,331
Series A, Refunding	6.000%	1/1/38	7,450,000	8,124,112
Series C, Refunding	5.000%	1/1/25	1,420,000	1,476,936
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	2,250,000	2,389,597
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,500,000	1,585,870
Senior Lien, Series D	5.000%	1/1/47	9,625,000	10,254,289
Senior Lien, Series G	5.000%	1/1/47	1,645,000	1,716,382	(a)
Senior Lien, Series G	5.000%	1/1/52	1,520,000	1,581,912	(a)
Series A, Refunding	5.000%	1/1/34	8,190,000	8,585,592	(a)
Series C	5.000%	1/1/31	3,250,000	3,407,543	(a)
Series C	5.000%	1/1/32	3,325,000	3,485,965	(a)
Series C	5.000%	1/1/33	3,000,000	3,144,994	(a)
Series C	5.000%	1/1/34	2,800,000	2,935,245	(a)
Series C	5.000%	1/1/35	500,000	524,094	(a)
Series C	5.000%	1/1/46	7,000,000	7,121,524	(a)
Series D, Refunding	5.000%	1/1/46	1,000,000	1,038,662
TrIPS Obligated Group	5.000%	7/1/48	3,850,000	4,029,252	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	4,400,000	4,617,527
Second Lien, Series A, Refunding	4.000%	12/1/50	5,000,000	5,031,801
Second Lien, Series A, Refunding	4.000%	12/1/55	2,800,000	2,796,520
Second Lien, Series A, Refunding	5.000%	12/1/55	1,500,000	1,616,802
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	6,000,000	6,085,582
Second Lien, Series A	5.000%	1/1/47	1,600,000	1,693,479
Second Lien, Series B, Refunding	5.000%	1/1/36	4,025,000	4,332,839
Second Lien, Series B, Refunding	5.000%	1/1/38	1,000,000	1,068,061
Second Lien, Series C, Refunding	5.000%	1/1/39	2,000,000	2,085,501

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	13

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	$11,840,000	$12,167,629
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,000,000	1,100,747
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,000,000	1,097,547
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	6,000,000	6,567,199
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	2,390,000	2,611,359
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/40	2,750,000	2,839,536
Series A, Refunding	4.000%	11/15/41	3,750,000	3,866,379
Elk Grove Village, IL, GO:
Cook and DuPage Counties	5.000%	1/1/34	1,350,000	1,489,115
Cook and DuPage Counties, Refunding	5.000%	1/1/36	1,300,000	1,427,319
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/29	1,000,000	1,068,475
Benedictine University, Refunding	5.000%	10/1/31	1,000,000	1,065,618
Benedictine University, Refunding	4.000%	10/1/33	715,000	688,358
Northshore University Healthsystem, Series A	5.000%	8/15/35	2,000,000	2,269,395
Northshore University Healthsystem, Series A	4.000%	8/15/39	3,850,000	3,945,115
Northshore University Healthsystem, Series A	4.000%	8/15/41	1,750,000	1,781,660
OSF Healthcare System, Series A	4.000%	5/15/50	5,510,000	5,399,564
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	1,000,000	1,119,035
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	1,200,000	1,335,264
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	1,000,000	1,110,957
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	2,250,000	2,153,700
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	2,000,000	2,018,081
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	503,834
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	2,000,000	2,082,310
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	2,000,000	2,089,105

See Notes to Schedule of Investments.

14	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	$1,250,000	$1,415,968
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	2,450,000	2,812,954
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	6,000,000	6,650,980
Series A	5.000%	1/1/42	4,500,000	4,882,455
Series A	5.000%	1/1/44	18,000,000	19,825,731
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	750,000	848,275
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	500,000	563,490
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	750,000	839,640
Illinois State, GO:
Series 2014	5.250%	2/1/32	5,525,000	5,661,627
Series 2016	5.000%	1/1/33	2,500,000	2,582,450
Series 2016	5.000%	11/1/33	1,850,000	1,918,807
Series 2016, Refunding	5.000%	2/1/27	24,345,000	26,521,122
Series 2016, Refunding	5.000%	2/1/29	1,300,000	1,394,591
Series A	5.000%	3/1/36	1,750,000	1,855,172
Series A	5.000%	5/1/39	3,000,000	3,116,492
Series A	5.000%	3/1/46	10,350,000	10,786,626
Series A, Refunding	5.000%	10/1/28	3,000,000	3,292,245
Series A, Refunding	5.000%	10/1/30	4,850,000	5,219,008
Series B, Refunding	5.000%	10/1/28	6,000,000	6,584,490
Series B, Refunding	5.000%	10/1/29	9,250,000	10,059,793
Series D	5.000%	11/1/27	29,570,000	32,365,021
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,000,000	1,060,414
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	12,750,000	12,453,177
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	23,715,000	22,451,102
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	27,140,000	28,482,087
Metropolitan Water Reclamation District of Greater Chicago, IL, GO:
Green Bond, Series A	5.000%	12/1/44	11,000,000	11,818,275	(d)
Green Bond, Series B	5.000%	12/1/39	10,095,000	10,845,953	(d)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	15

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	$9,080,000	$9,183,459
Series A, Refunding, NATL	6.000%	7/1/29	25,805,000	29,624,718

Total Illinois				540,154,384

Indiana - 1.2%
Ball State University, IN, Board of Student Fee Bonds:
Series S	4.000%	7/1/36	1,800,000	1,892,883
Series S	4.000%	7/1/37	750,000	785,412
Series S	4.000%	7/1/38	800,000	836,482
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	5,000,000	4,996,293
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	4,850,000	4,979,269	(f)
Private Activity, Ohio River Bridge	5.000%	7/1/40	5,000,000	5,171,730	(a)(d)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	10,225,000	11,101,771
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	4,110,000	4,493,328	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	5,000,000	5,521,515	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/29	5,500,000	6,119,392	(a)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	2,500,000	2,735,629
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,248,487	(a)

Total Indiana				53,882,191

Iowa - 0.5%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	20,000,000	21,452,364	(b)(c)

Kansas - 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	4,355,000	4,636,877
Series 3	5.000%	2/1/44	3,000,000	3,181,417

See Notes to Schedule of Investments.

16	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kansas - (continued)
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	$2,000,000	$2,102,856
Improvement, Series A	5.000%	9/1/45	3,000,000	3,141,088

Total Kansas				13,062,238

Kentucky - 2.3%
Kentucky State Economic Development Finance Authority, Commonspirit Health Project, Series A, Refunding	5.000%	8/1/44	5,000,000	5,220,769
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	3,900,000	4,360,734
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	28,250,000	29,143,827	(b)(c)
Series C	4.000%	6/1/25	45,400,000	46,642,312	(b)(c)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	5,750,000	5,421,791	(b)(c)
Norton Healthcare Inc., Series A	5.000%	10/1/37	2,100,000	2,281,105
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,500,000	1,626,846
Norton Healthcare Inc., Series A	4.000%	10/1/39	1,000,000	1,010,850
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/25	2,250,000	2,348,513
Series B, Refunding	5.000%	1/1/26	1,200,000	1,309,709
Series B, Refunding	5.000%	1/1/27	3,000,000	3,338,456

Total Kentucky				102,704,912

Louisiana - 0.8%
Louisiana State Offshore Terminal Authority Revenue:
Loop LLC Project, Series A	1.650%	12/1/23	3,010,000	2,992,640	(b)(c)
Loop LLC Project, Series A	1.650%	12/1/23	7,025,000	6,984,484	(b)(c)
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	4,750,000	4,983,582
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	2,340,000	2,586,642

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	17

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - (continued)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	$3,100,000	$3,026,672	(b)(c)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	7,400,000	7,009,989	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	6,200,000	5,914,063	(b)(c)

Total Louisiana				33,498,072

Maryland - 0.4%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/49	5,750,000	5,885,893
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	1,000,000	1,092,362
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	2,000,000	2,157,477
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	2,080,000	2,246,873
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	1,000,000	1,070,876
Maryland State Stadium Authority Built to Learn Revenue, Series A	4.000%	6/1/47	6,900,000	6,954,286

Total Maryland				19,407,767

Massachusetts - 1.6%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	1,500,000	1,598,783
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	6,750,000	7,624,253
Massachusetts State DFA Revenue:
Boston University, Series BB1	5.000%	10/1/46	5,000,000	5,336,266
Foxborough Regional Charter, Refunding	5.000%	7/1/42	2,400,000	2,463,897
Milford Regional Medical Center, Series F	5.750%	7/15/43	1,500,000	1,535,488
Seven Hills Foundation, Refunding	4.000%	9/1/48	1,380,000	1,313,079
UMass Boston Student Housing Project	5.000%	10/1/48	4,050,000	4,082,641
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,930,000	2,010,737
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	1,750,000	1,878,898
WGBH Educational Foundation, Refunding	5.000%	1/1/40	2,200,000	2,344,183
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	8,870,000	9,472,216
Massachusetts State Municipal Wholesale Electric Co. Revenue, Series A	4.000%	7/1/46	2,000,000	2,042,994

See Notes to Schedule of Investments.

18	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/34	$4,170,000	$4,588,527	(a)
Series A	5.000%	7/1/35	4,155,000	4,566,543	(a)
Series A, Refunding	5.000%	7/1/36	700,000	768,548	(a)
Series E	5.000%	7/1/51	7,250,000	7,945,388	(a)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	11,250,000	11,566,645

Total Massachusetts				71,139,086

Michigan - 1.8%
Detroit, MI, Downtown Development Authority Revenue:
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	1,600,000	1,680,335
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	4,000,000	4,190,041
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	17,695,000	18,931,353
Senior Lien, Series C, Refunding	5.000%	7/1/35	2,700,000	2,917,416
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	4,100,000	4,203,022
Henry Ford Health System, Refunding	5.000%	11/15/41	2,155,000	2,265,278
Henry Ford Health System, Series A	4.000%	11/15/50	3,250,000	3,205,702
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	6,845,000	6,866,615	(d)
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	1,000,000	1,057,039
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,550,000	1,636,072
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	2,950,000	2,864,542
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	2,100,000	2,199,140
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	2,240,000	2,438,131

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	19

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	$13,500,000	$13,147,184	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	7,700,000	7,863,677	(a)
Walled Lake Consolidated School District, GO, Q-SBLF	5.000%	5/1/50	3,500,000	3,947,376

Total Michigan				79,412,923

Minnesota - 0.2%
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	7,970,000	8,373,145	(d)

Missouri - 0.2%
Cape Girardeau County, MO, IDA, Health Facilities Revenue, Series 2021	4.000%	3/1/46	1,000,000	944,088
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	4,500,000	4,888,823	(a)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	2,800,000	2,905,993

Total Missouri				8,738,904

Nebraska - 0.2%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	1,050,000	1,077,444
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	1,200,000	1,226,944
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	1,000,000	979,767
Nebraska Public Power District Revenue, Series D	5.000%	1/1/46	4,000,000	4,290,171

Total Nebraska				7,574,326

Nevada - 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	20,000,000	21,943,742

See Notes to Schedule of Investments.

20	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Hampshire - 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue:
Waste Management, Inc. Project, Series A	2.150%	7/1/24	$4,000,000	$3,911,335	(a)(b)(c)
Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	2,500,000	2,444,585	(a)(b)(c)

Total New Hampshire				6,355,920

New Jersey - 7.9%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, GTD, AGM	5.000%	9/1/42	2,250,000	2,460,180
Series A, Refunding, GTD, BAM	5.000%	9/1/39	4,000,000	4,316,916
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	17,500,000	18,361,402
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,555,998	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,537,377	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,023,758	(a)
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.550%)	2.340%	9/1/27	22,065,000	22,225,119	(c)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	3,900,000	4,463,652	(d)
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	2.390%	3/1/28	20,000,000	20,150,362	(c)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/29	10,000,000	10,259,482	(d)
School Facilities Construction, Series QQQ	4.000%	6/15/46	2,500,000	2,476,793
School Facilities Construction, Series QQQ, State Appropriations	4.000%	6/15/50	2,000,000	1,963,122
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	13,000,000	14,218,127	(d)
Transit Transportation Project, Series A	5.000%	11/1/32	2,345,000	2,576,207
Transit Transportation Project, Series A	5.000%	11/1/34	5,500,000	6,021,301
New Jersey State EDA, Cigarette Tax Revenue, Refunding	5.000%	6/15/25	4,545,000	4,551,352	(d)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	21

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	$6,450,000	$6,933,438
State House Project, Series B	5.000%	6/15/43	3,365,000	3,610,399
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	7,500,000	7,638,072	(a)
Continental Airlines Inc. Project	5.625%	11/15/30	1,850,000	1,884,058	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,000,000	1,060,333	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	2,000,000	2,097,007	(a)
United Airlines Project	5.500%	6/1/33	5,000,000	5,076,658	(a)
New Jersey State EFA Revenue, Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	3,500,000	3,755,822
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,750,000	1,875,554
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	425,000	454,979
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	7,000,000	7,406,498
University Hospital, Series A, Refunding, AGM	5.000%	7/1/46	5,000,000	5,156,276
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series A, Refunding	5.000%	12/15/24	7,500,000	7,940,336
Transportation Program, Series AA	4.000%	6/15/37	3,600,000	3,642,110
Transportation Program, Series AA	5.000%	6/15/39	3,000,000	3,299,245
Transportation Program, Series AA	5.250%	6/15/41	13,305,000	13,902,551
Transportation Program, Series AA	5.250%	6/15/43	15,900,000	17,288,196
Transportation Program, Series AA	5.000%	6/15/45	5,000,000	5,160,926
Transportation Program, Series AA	5.000%	6/15/46	5,000,000	5,326,435
Transportation Program, Series AA	4.000%	6/15/50	9,750,000	9,570,222
Transportation Program, Series AA, Refunding	5.000%	6/15/36	4,500,000	5,041,476
Transportation Program, Series BB	4.000%	6/15/36	7,750,000	7,830,279
Transportation Program, Series BB	4.000%	6/15/38	850,000	855,557
Transportation Program, Series BB	5.000%	6/15/44	9,000,000	9,642,394
Transportation System, Series A	4.000%	6/15/38	4,000,000	4,037,699
Transportation System, Series A, Refunding	5.000%	12/15/28	15,100,000	16,613,076

See Notes to Schedule of Investments.

22	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	$5,000,000	$5,512,719
Series A, Refunding	5.000%	1/1/35	4,900,000	5,264,180
Series G, Refunding	5.000%	1/1/36	22,270,000	24,637,265
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/28	27,035,000	30,543,889
Rutgers, The State University of New Jersey, GO, Series M, Refunding	5.000%	5/1/33	4,000,000	4,339,060
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	2,920,000	3,145,164

Total New Jersey				349,703,021

New York - 12.6%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	6,000,000	6,542,842
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	7,500,000	7,912,458
MTA, NY, Transportation Revenue:
Green Bonds, Series A	5.000%	11/15/24	1,455,000	1,539,024
Green Bonds, Series A	5.000%	11/15/51	2,000,000	2,117,521
Green Bonds, Series C-1	4.750%	11/15/45	2,000,000	2,056,674
Green Bonds, Series C-1	5.250%	11/15/55	2,500,000	2,702,188
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	3,250,000	3,235,916
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,500,000	1,492,303
Green Bonds, Series D-1	5.000%	11/15/43	1,500,000	1,613,023
Green Bonds, Series D-3	4.000%	11/15/49	3,515,000	3,403,370
Green Bonds, Series E	5.000%	11/15/29	3,000,000	3,345,857
Green Bonds, Series E	5.000%	11/15/33	2,250,000	2,467,927
Green Bonds, Series E, Refunding	4.000%	11/15/45	8,500,000	8,391,789
Green Bonds, Series F	5.000%	11/15/24	1,360,000	1,438,537
Series A-2	5.000%	5/15/30	9,100,000	10,122,821	(b)(c)
Nassau County, NY, General Improvement, GO, Series B, AGM	5.000%	7/1/42	500,000	550,272
New York City, NY, GO:
Subseries A-1	5.000%	8/1/39	4,685,000	5,224,630
Subseries A-1	4.000%	8/1/40	6,000,000	6,211,305
Subseries B-1	5.000%	10/1/42	2,870,000	3,189,495
Subseries F-1	5.000%	3/1/42	3,000,000	3,404,480
Subseries F-1	5.000%	3/1/50	8,450,000	9,416,867

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	23

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	$2,550,000	$2,466,613
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	5,250,000	5,230,478
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	1,060,000	1,076,875
Subordinated, Second General Resolution Fiscal 2021, Series AA-1, Refunding	4.000%	6/15/50	23,000,000	23,788,205
Subordinated, Second General Resolution Fiscal 2021, Series BB-1, Refunding	5.000%	6/15/46	8,470,000	9,235,247
New York City, NY, TFA Future Tax Secured Revenue:
Series C-1	4.000%	11/1/42	5,000,000	5,168,209
Series C-1	4.000%	5/1/45	3,500,000	3,614,954
Series D	4.000%	11/1/41	16,885,000	17,581,349
Series D	4.000%	11/1/44	7,820,000	8,092,866
Subordinated, Series B-1	5.000%	8/1/45	13,900,000	15,085,221
New York State Dormitory Authority Revenue:
Series A, Bidding Group 3	5.000%	3/15/43	10,000,000	10,915,269
Series B, Refunding	5.000%	2/15/43	10,000	11,384	(d)
Series B, Refunding	5.000%	2/15/43	9,390,000	10,141,831
Series E, Refunding	5.000%	3/15/34	25,000,000	27,051,885
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	2,050,000	2,249,096
New York State Dormitory Authority, School Districts Revenue Financing Program:
Series A, AGM	5.000%	10/1/29	3,000,000	3,431,687
Series A, AGM	5.000%	10/1/30	5,825,000	6,651,170
Series A, AGM	5.000%	10/1/32	4,000,000	4,557,018
Series A, AGM	5.000%	10/1/33	1,250,000	1,418,477
Series A, AGM	5.000%	10/1/34	1,750,000	1,980,745
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	9,460,000	9,500,881	(e)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	11,450,000	12,152,246

See Notes to Schedule of Investments.

24	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	$6,080,000	$6,217,736
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,800,000	1,881,367	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	14,565,000	15,148,819	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,075,000	1,116,320	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	5,750,000	5,549,806	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	2,160,000	2,245,429	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	29,170,000	30,235,143	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	2,825,000	2,922,411	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	18,730,000	19,522,794	(a)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/32	1,550,000	1,696,381
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/35	2,000,000	2,162,333
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/37	1,200,000	1,293,090
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	4.000%	12/1/40	2,000,000	1,984,355
New York State Urban Development Corp. Revenue:
State Personal Income Tax, Refunding	5.000%	3/15/43	8,950,000	10,023,421
State Personal Income Tax, Series A	4.000%	3/15/45	13,085,000	13,452,038
Port Authority of New York & New Jersey Revenue:
Consolidated Series 193, Refunding	5.000%	10/15/30	5,500,000	5,887,817	(a)
Consolidated Series 194, Refunding	5.000%	10/15/34	10,000,000	10,795,449
Consolidated Series 194, Refunding	5.000%	10/15/41	31,650,000	33,650,888
Consolidated Series 198, Refunding	5.000%	11/15/46	5,000,000	5,364,907
Consolidated Series 221	4.000%	7/15/50	13,630,000	13,558,084	(a)
Consolidated Series 226, Refunding	5.000%	10/15/40	3,000,000	3,321,192	(a)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	25

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Consolidated Series 226, Refunding	5.000%	10/15/41	$1,750,000	$1,934,339	(a)
Series 221	4.000%	7/15/55	5,920,000	5,925,176	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	10,290,000	11,242,951
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	4,575,000	5,052,141
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	15,370,000	17,299,865
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	6,275,000	6,357,304
Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	19,700,000	22,376,535
Senior Lien, MTA Bridges & Tunnels, Series A-1, Refunding	5.000%	5/15/51	21,950,000	24,796,597
Troy, NY, Capital Resource Corp., Revenue:
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/38	1,300,000	1,431,447
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/39	1,250,000	1,369,347
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,000,000	1,111,651

Total New York				554,708,138

North Carolina - 1.0%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	4.000%	7/1/44	1,650,000	1,693,283
Charlotte Douglas International Airport	4.000%	7/1/44	2,290,000	2,307,242	(a)
Charlotte Douglas International Airport	5.000%	7/1/49	2,335,000	2,519,742	(a)
Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	7,500,000	8,265,041
Charlotte, NC, Lease Revenue, COP:
Convention Facility Project, Series A, Refunding	5.000%	6/1/46	3,500,000	3,955,177
Convention Facility Project, Series A, Refunding	4.000%	6/1/49	450,000	458,582
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	3,000,000	3,461,925
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	1,245,000	1,290,525
Series A, Refunding	5.000%	7/1/47	2,750,000	2,836,388
Series A, Refunding	5.000%	7/1/51	8,445,000	8,694,418

See Notes to Schedule of Investments.

26	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
North Carolina State Turnpike Authority, Triangle Expressway System Revenue:
Senior Lien	5.000%	1/1/49	$6,500,000	$6,882,753
Senior Lien, Refunding	5.000%	1/1/32	1,100,000	1,174,311
Senior Lien, Refunding, AGM	5.000%	1/1/39	700,000	759,541

Total North Carolina				44,298,928

Ohio - 1.5%
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/35	3,500,000	4,002,029
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/36	2,000,000	2,086,061
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/37	2,500,000	2,583,902
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/37	2,000,000	2,018,961
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	1,000,000	1,007,118
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	1,000,000	1,005,421
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	5,710,000	5,800,221
Franklin County, OH, Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	5,000,000	5,311,962
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, Refunding, FHA	6.600%	8/1/25	240,000	241,059
Indian Creek, OH, Local School District, GO, Series A, SD Credit Program	5.000%	11/1/45	1,320,000	1,452,350
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	1,500,000	1,386,635	(a)(b)(c)
American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	24,750,000	24,118,145	(a)(b)(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	5,250,000	5,467,715	(a)(b)(c)(f)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	545,000	592,212

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	27

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	$1,000,000	$1,081,179
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E	4.000%	1/15/37	2,000,000	2,023,403
University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/41	1,325,000	1,334,835
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,456,463	(a)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,714,474	(a)

Total Ohio				65,684,145

Oklahoma - 0.0%††
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	1,896,581	4,741	*(g)

Oregon - 0.2%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	3,000,000	3,239,482
Portland, OR, International Airport Revenue:
Series B, Refunding	5.000%	7/1/37	700,000	799,900
Series B, Refunding	5.000%	7/1/40	600,000	682,274
Series C, Refunding	5.000%	7/1/28	1,100,000	1,214,283	(a)
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax Revenue, Senior Lien, Series A	5.000%	9/1/48	1,000,000	1,140,653	(d)

Total Oregon				7,076,592

Pennsylvania - 3.7%
Allegheny County, PA, HDA Revenue:
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/37	4,500,000	4,573,002
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	1,750,000	1,776,743
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	3,750,000	3,806,061
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	2,000,000	2,211,775
Series 2018	5.000%	6/1/32	1,750,000	1,932,839
Series 2018	5.000%	6/1/34	1,000,000	1,099,731

See Notes to Schedule of Investments.

28	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries	5.000%	1/1/38	$975,000	$1,045,553	(d)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	4,060,000	4,353,790	(d)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	4,965,000	5,145,855
Penn State Health	4.000%	11/1/35	1,000,000	1,018,063
Penn State Health	4.000%	11/1/37	2,000,000	2,044,038
Dauphin County, PA, IDA Revenue, Dauphin Consolidated Water Supply, Series A	6.900%	6/1/24	2,400,000	2,617,370	(a)
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	2,700,000	2,931,898	(d)
Erie City, Erie County, PA, Water Authority, Water Revenue, Refunding	5.000%	12/1/43	2,000,000	2,239,492	(d)
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	4,720,000	4,667,503
Lancaster County, PA, Hospital Authority Revenue:
Penn State Health, Series 2021	5.000%	11/1/46	3,000,000	3,246,569
Penn State Health, Series 2021	5.000%	11/1/51	12,000,000	12,895,263
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Series A, Refunding	5.000%	7/1/36	1,710,000	1,798,060
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,500,000	1,619,090
Pennsylvania State Higher EFA Revenue, Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	6,750,000	7,450,349
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	2,500,000	2,763,290
Series A, Refunding	5.000%	12/1/47	7,750,000	8,669,706
Series A-1	5.000%	12/1/42	2,500,000	2,707,034
Series A-1	5.000%	12/1/47	3,975,000	4,280,260
Series B, Refunding	5.000%	12/1/51	7,000,000	7,768,018
Series C, Refunding	4.000%	12/1/51	3,000,000	3,010,870
Subordinated, Series B	5.000%	12/1/50	3,750,000	4,157,076
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	2,000,000	2,110,428	(a)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	6,750,000	7,787,589

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	29

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	$2,000,000	$2,262,556
Series B	5.000%	2/1/37	2,400,000	2,712,580
Series B	5.000%	2/1/38	2,250,000	2,539,166
Philadelphia, PA, School District, GO:
Series A, State Aid Withholding	5.000%	9/1/30	2,705,000	2,931,750
Series A, State Aid Withholding	5.000%	9/1/34	810,000	875,522
Series A, State Aid Withholding	5.000%	9/1/35	1,200,000	1,295,507
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	5,000,000	5,556,939
Series A	5.000%	7/1/45	6,000,000	6,379,213	(d)
Series A, Refunding	5.000%	11/1/50	4,000,000	4,461,281
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	3,500,000	3,862,241
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	10,500,000	11,558,573
University of Pittsburgh - Of the Commonwealth System of Higher Education, Series 2019 (SIFMA Municipal Swap Index Yield + 0.360%)	1.150%	2/15/24	5,000,000	5,015,590	(c)

Total Pennsylvania				161,178,233

Puerto Rico - 4.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/25	315,000	328,744	(e)
Senior Lien, Series A, Refunding	5.000%	7/1/33	850,000	907,487	(e)
Senior Lien, Series A, Refunding	5.000%	7/1/33	14,000,000	14,997,186	(e)(f)
Senior Lien, Series A, Refunding	5.000%	7/1/37	410,000	433,902	(e)
Senior Lien, Series A, Refunding	5.000%	7/1/37	14,355,000	15,263,719	(e)(f)
Senior Lien, Series A, Refunding	4.000%	7/1/42	16,000,000	15,569,008	(e)(f)
Senior Lien, Series A, Refunding	4.000%	7/1/47	3,230,000	3,106,218	(e)(f)
Senior Lien, Series A, Refunding	5.000%	7/1/47	47,895,000	49,763,686	(e)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	134,975	124,114
CAB, Restructured, Series A-1	0.000%	7/1/33	337,675	200,410
Restructured, Series A-1	5.250%	7/1/23	293,054	296,979
Restructured, Series A-1	5.375%	7/1/25	292,233	307,745
Restructured, Series A-1	5.625%	7/1/27	289,586	316,273
Restructured, Series A-1	5.625%	7/1/29	284,888	315,232

See Notes to Schedule of Investments.

30	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Restructured, Series A-1	5.750%	7/1/31	$276,709	$313,492
Restructured, Series A-1	4.000%	7/1/33	262,393	257,318
Restructured, Series A-1	4.000%	7/1/35	235,856	228,138
Restructured, Series A-1	4.000%	7/1/37	202,427	195,799
Restructured, Series A-1	4.000%	7/1/41	275,223	261,441
Restructured, Series A-1	4.000%	7/1/46	286,228	267,787
Subseries CW	0.000%	11/1/43	1,306,779	677,892	(c)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	4,790,000	4,454,700	*(g)
Series A	5.000%	7/1/42	10,465,000	9,732,450	*(g)
Series A	5.050%	7/1/42	1,950,000	1,813,500	*(g)
Series CCC	5.000%	7/1/21	35,000	32,463	*(h)
Series CCC	4.600%	7/1/24	10,000	9,263	*(g)
Series CCC	5.000%	7/1/24	1,000,000	930,000	*(g)
Series CCC	4.625%	7/1/25	30,000	27,788	*(g)
Series CCC	5.000%	7/1/28	625,000	581,250	*(g)
Series DDD, Refunding	3.300%	7/1/19	20,000	17,575	*(h)
Series DDD, Refunding	3.625%	7/1/21	435,000	382,256	*(h)
Series DDD, Refunding	5.000%	7/1/21	3,550,000	3,292,625	*(h)
Series TT	5.000%	7/1/17	35,000	32,463	*(h)
Series TT	5.000%	7/1/24	120,000	111,600	*(g)
Series TT	5.000%	7/1/37	3,930,000	3,654,900	*(g)
Series XX	5.250%	7/1/40	14,050,000	13,136,750	*(g)
Series ZZ, Refunding	5.250%	7/1/23	805,000	752,675	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	6,093,000	5,079,678
CAB, Restructured, Series A-1	0.000%	7/1/46	22,101,000	6,724,704
Restructured, Series A-1	4.550%	7/1/40	1,210,000	1,225,672
Restructured, Series A-1	5.000%	7/1/58	16,651,000	16,970,959
Restructured, Series A-2	4.329%	7/1/40	7,454,000	7,463,309
Restructured, Series A-2	4.329%	7/1/40	1,000,000	1,001,249

Total Puerto Rico				181,560,399

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	31

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Rhode Island - 0.1%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	$1,600,000	$1,682,417
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	4,000,000	4,189,792

Total Rhode Island				5,872,209

South Carolina - 0.2%
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	750,000	811,210	(a)
Series 2018	5.000%	7/1/38	1,600,000	1,728,302	(a)
Series 2018	5.000%	7/1/43	4,000,000	4,291,744	(a)
Series 2018	5.000%	7/1/48	2,750,000	2,934,384	(a)

Total South Carolina				9,765,640

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,775,000	2,942,676

Tennessee - 1.4%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	6,250,000	6,627,144
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	2,000,000	2,210,118
Subordinated, Series B	5.000%	7/1/42	2,500,000	2,762,648
Subordinated, Series B, Refunding	5.000%	7/1/46	3,950,000	4,342,917
Metropolitan Nashville Airport Authority Revenue:
Subordinated, Series B	5.000%	7/1/27	1,800,000	1,968,302	(a)
Subordinated, Series B	5.000%	7/1/28	2,800,000	3,090,902	(a)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	33,250,000	34,253,724	(b)(c)
Series A	5.250%	9/1/24	5,040,000	5,288,237

Total Tennessee				60,543,992

See Notes to Schedule of Investments.

32	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 6.9%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	$2,350,000	$2,546,834
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	7,300,000	7,870,759
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	7,000,000	7,306,942	(a)
Series 2014	5.000%	11/15/44	8,500,000	8,852,532	(a)
Series 2019	5.000%	11/15/31	4,000,000	4,432,010	(a)
Series 2019	5.000%	11/15/36	4,765,000	5,237,677	(a)
Series 2022	5.000%	11/15/38	3,150,000	3,556,815	(a)
Series 2022	5.250%	11/15/47	4,000,000	4,516,986	(a)
Series 2022	5.000%	11/15/52	1,950,000	2,147,308	(a)
Series B	5.000%	11/15/44	3,500,000	3,801,788	(a)
Central Texas Regional Mobility Authority Revenue:
Senior Lien, Series E	4.000%	1/1/50	5,000,000	5,028,715
Series A, Senior Lien	5.000%	1/1/40	4,000,000	4,349,796	(d)
Series A, Senior Lien	5.000%	1/1/45	4,500,000	4,893,521	(d)
Central Texas Turnpike System Revenue, Subordinated, Series C, Refunding	5.000%	8/15/42	15,000,000	15,395,722
Dallas, TX, Hotel Occupancy Tax Revenue:
Series 2021, Refunding	4.000%	8/15/36	2,600,000	2,693,275
Series 2021, Refunding	4.000%	8/15/37	2,000,000	2,070,519
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017	5.000%	10/1/46	8,000,000	8,903,001
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	1,630,000	1,788,555
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step bond, Series B (0.000% to 10/1/23 then 5.450%)	0.000%	10/1/34	5,000,000	5,435,767
First Tier Toll Revenue, Series A	5.125%	10/1/43	2,000,000	2,054,920
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,000,001	(a)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series 2021	4.000%	10/1/42	10,000,000	10,259,492
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	1,755,000	1,954,262	(i)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/27	4,000,000	4,237,013

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	33

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	$5,000,000	$4,468,996	(a)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	7,400,000	7,599,818	(a)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B1	4.000%	7/15/41	5,000,000	4,468,279	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/37	1,750,000	1,776,916	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/38	2,000,000	2,017,732	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	2,000,000	2,007,333	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/46	3,870,000	3,869,403	(a)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	3,000,000	3,168,547
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	710,000	755,769	(a)
Series 2017	5.000%	11/1/36	710,000	753,888	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,049,618	(a)
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A	2.600%	11/1/29	5,000,000	4,488,485
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	5,500,000	5,830,006
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview, Refunding	5.000%	11/15/46	1,550,000	1,685,379	(d)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Sanctuary LTC Project, Series A	5.500%	1/1/57	11,200,000	10,235,653
Newark, TX, Higher Education Finance Corp., Education Revenue:
TLC Academy, Series A	4.000%	8/15/31	1,285,000	1,278,090
TLC Academy, Series A	4.000%	8/15/41	1,685,000	1,556,898
North Texas Tollway Authority Revenue:
Series A, Refunding	4.000%	1/1/39	5,000,000	5,100,531
Series B, Refunding	5.000%	1/1/40	11,205,000	11,355,471
Series B, Refunding	5.000%	1/1/45	11,000,000	11,521,251

See Notes to Schedule of Investments.

34	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series 2021A	3.000%	1/1/50	$2,350,000	$1,568,526	(a)(e)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	4.000%	10/1/41	2,000,000	2,042,166
Methodist Hospitals of Dallas	4.000%	10/1/47	1,000,000	1,000,425
Methodist Hospitals of Dallas	4.000%	10/1/52	3,150,000	3,118,818
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	32,025,000	34,486,611
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Segment 3C Project	5.000%	6/30/58	25,000,000	26,088,315	(a)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	9,000,000	9,236,339	(a)
Senior Lien, LBJ Infrastructure Group LLC	4.000%	6/30/37	1,000,000	996,853
Senior Lien, LBJ Infrastructure Group LLC, Series A	4.000%	12/31/35	3,645,000	3,644,377
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/38	5,000,000	5,134,423
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	3,750,000	3,831,219
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	2,550,000	2,040,000	*(e)(g)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	850,000	42,500	*(g)

Total Texas				305,552,845

Utah - 0.6%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/36	4,800,000	5,125,418	(a)
Series A	5.000%	7/1/37	3,500,000	3,734,295	(a)
Series B	5.000%	7/1/47	1,575,000	1,688,275
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,750,000	1,851,946
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	3,750,000	3,950,356
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	1,150,000	1,250,485
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	1,200,000	1,297,473

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	35

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - (continued)
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/24	$1,515,000	$1,540,667
Series 2019	5.000%	10/15/26	1,115,000	1,185,365
Series 2019	4.000%	10/15/30	2,025,000	2,006,375
Series 2019	4.000%	10/15/34	1,000,000	951,196
Series 2019	4.000%	10/15/39	1,750,000	1,580,810
Series 2021	3.000%	10/15/45	1,000,000	716,776

Total Utah				26,879,437

Vermont - 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	2,500,000	2,771,482

Virginia - 1.3%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,650,000	1,828,678
Virginia Hospital Center, Refunding	5.000%	7/1/27	1,000,000	1,105,913
Virginia Hospital Center, Refunding	5.000%	7/1/36	2,000,000	2,190,346
Virginia Hospital Center, Refunding	4.000%	7/1/38	850,000	859,181
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	6,350,000	6,776,009	(a)
Series B, Refunding	5.000%	7/1/45	9,730,000	10,339,296	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	10,200,000	10,215,056
Senior Lien, 95 Express Lanes LLC Project, Refunding	4.000%	1/1/48	5,000,000	4,816,805	(a)
Senior Lien, Elizabeth River Crossing Opco LLC Project	5.000%	7/1/27	3,000,000	3,008,485	(a)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	5,000,000	5,015,140	(a)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	7,200,000	7,806,770	(a)
Series A	5.000%	1/1/33	1,665,000	1,843,846
Series A	5.000%	1/1/35	2,725,000	3,008,780

Total Virginia				58,814,305

See Notes to Schedule of Investments.

36	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 0.9%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/33	$3,750,000	$4,159,700	(a)
Series 2019	5.000%	4/1/34	4,000,000	4,429,063	(a)
Series 2019	5.000%	5/1/43	8,500,000	9,151,704	(a)
Series 2019	4.000%	4/1/44	2,500,000	2,454,506	(a)
Series 2019	5.000%	4/1/44	4,000,000	4,304,389	(a)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	2,000,000	2,151,531	(b)(c)
Commonspirit Health, Series B-2, Refunding	5.000%	8/1/25	4,000,000	4,240,829	(b)(c)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	7,400,000	7,938,287
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	3,250,000	3,048,147	(e)

Total Washington				41,878,156

West Virginia - 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	7,050,000	7,905,676	(b)(c)

Wisconsin - 0.6%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	12,000,000	13,183,096
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A	5.000%	6/1/34	1,750,000	1,926,430
Renown Regional Medical Center Project, Series A	5.000%	6/1/38	2,500,000	2,728,118
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	1,750,000	1,899,811
Public Finance Authority, WI, Revenue Bonds, The Carmelite System, Inc. Obligated Group	5.000%	1/1/45	3,000,000	3,185,390
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	1,750,000	1,947,653

Total Wisconsin				24,870,498

TOTAL MUNICIPAL BONDS (Cost - $4,113,719,577)				4,103,967,736

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	37

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(j) - 1.2%
New York - 1.2%
New York State Dormitory Authority, State Personal Income Tax Revenue:
General Obligations Bonds, Series A	4.000%	3/15/45	$25,000,000	$25,640,174
General Purpose Bonds, Series A, Refunding	3.920%	3/15/41	25,000,000	25,887,068

Total New York				51,527,242

TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (Cost - $50,153,975)				51,527,242

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,163,873,552)				4,155,494,978

SHORT-TERM INVESTMENTS - 7.1%
MUNICIPAL BONDS - 7.1%
Delaware - 0.2%
University of Delaware Revenue, Series 2005, Refunding, SPA - TD Bank N.A.	0.610%	11/1/35	7,385,000	7,385,000	(k)(l)

Florida - 0.5%
Hillsborough County, FL, IDA, Healthcare System Revenue, Baycare Health System, Series C, Refunding, LOC - TD Bank N.A.	0.830%	11/1/38	12,000,000	12,000,000	(k)(l)
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, Refunding, LOC - TD Bank N.A.	0.830%	10/1/26	9,380,000	9,380,000	(k)(l)

Total Florida				21,380,000

Kentucky - 0.2%
Kentucky State Economic Development Finance Authority, Hospital Revenue, St. Elizabeth Medical Center Inc., Series B, Refunding, LOC - TD Bank N.A.	0.830%	5/1/33	10,565,000	10,565,000	(k)(l)

Maryland - 0.3%
Maryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Series D, LOC - TD Bank N.A.	0.610%	7/1/41	10,800,000	10,800,000	(k)(l)

Mississippi - 1.4%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	0.600%	11/1/35	5,650,000	5,650,000	(k)(l)
Chevron USA Inc. Project, Series B	0.600%	12/1/30	5,230,000	5,230,000	(k)(l)
Chevron USA Inc. Project, Series D	0.600%	11/1/35	25,150,000	25,150,000	(k)(l)
Chevron USA Inc. Project, Series G	0.600%	11/1/35	14,920,000	14,920,000	(k)(l)

See Notes to Schedule of Investments.

38	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mississippi - (continued)
Chevron USA Inc. Project, Series G	0.600%	11/1/35	$4,100,000	$4,100,000	(k)(l)
Chevron USA Inc. Project, Series K	0.600%	11/1/35	7,575,000	7,575,000	(k)(l)

Total Mississippi				62,625,000

Missouri - 0.1%
Missouri State HEFA Revenue, BJC Health System, Series C, Refunding, LIQ - BJC Health System	0.780%	5/15/38	6,000,000	6,000,000	(k)(l)

New Jersey - 0.5%
New Jersey State Health Care Facilities Financing Authority Revenue:
Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	0.780%	7/1/35	9,100,000	9,100,000	(k)(l)
Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	0.600%	7/1/43	14,050,000	14,050,000	(k)(l)

Total New Jersey				23,150,000

New York - 1.8%
MTA, NY, Transportation Revenue, Subseries G-2, Refunding, LOC - TD Bank N.A.	0.790%	11/1/32	10,455,000	10,455,000	(k)(l)
New York City, NY, GO, Subseries I-4, LOC - TD Bank N.A.	0.600%	4/1/36	15,400,000	15,400,000	(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	0.600%	6/15/49	10,500,000	10,500,000	(k)(l)
Second General Resolution, Fiscal 2011, Series DD-1, SPA - TD Bank N.A.	0.600%	6/15/43	9,415,000	9,415,000	(k)(l)
New York City, NY, TFA Revenue Future Tax Secured, Subseries A, Refunding, SPA - TD Bank N.A.	0.600%	11/1/29	8,885,000	8,885,000	(k)(l)
New York State Dormitory Authority Revenue, Non-State Supported Debt, Rockefeller University, Series A2, SPA - JPMorgan Chase & Co.	0.790%	7/1/32	10,700,000	10,700,000	(k)(l)
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	0.700%	11/1/39	14,100,000	14,100,000	(a)(k)(l)

Total New York				79,455,000

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	39

WESTERN ASSET MANAGED MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 0.1%
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	0.600%	8/1/34	$4,300,000	$4,300,000	(k)(l)

Pennsylvania - 1.8%
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, Series D, LOC - TD Bank N.A.	0.840%	11/1/55	19,300,000	19,300,000	(k)(l)
Pennsylvania State Turnpike Commission Revenue:
Second Series, Refunding, LOC - TD Bank N.A.	0.790%	12/1/38	38,280,000	38,280,000	(k)(l)
Series 2020, Refunding, LOC - TD Bank N.A.	0.790%	12/1/39	21,770,000	21,770,000	(k)(l)

Total Pennsylvania				79,350,000

Puerto Rico - 0.0%††
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/22	315,000	315,660

Texas - 0.2%
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Series B, Refunding	0.620%	11/1/29	4,800,000	4,800,000	(a)(k)(l)
ExxonMobil Corp., Subseries B-2, Refunding	0.620%	12/1/39	4,900,000	4,900,000	(a)(k)(l)

Total Texas				9,700,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $315,025,993)				315,025,660

TOTAL INVESTMENTS - 101.3% (Cost - $4,478,899,545)				4,470,520,638
TOB Floating Rate Notes - (0.8)%				(37,500,000)
Other Liabilities in Excess of Other Assets - (0.5)%				(20,504,803)

TOTAL NET ASSETS - 100.0%				$4,412,515,835

See Notes to Schedule of Investments.

40	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on this security is currently in default as of May 31, 2022.

(h)	The maturity principal is currently in default as of May 31, 2022.

(i)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	41

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration - Insured Bonds
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

42	Western Asset Managed Municipals Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

43

Notes to Schedule of Investments (unaudited) (cont’d)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

44

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$4,103,967,736	—	$4,103,967,736
Municipal Bonds Deposited in Tender Option Bond Trust	—	51,527,242	—	51,527,242
Total Long-Term Investments	—	4,155,494,978	—	4,155,494,978

Short-Term Investments†	—	315,025,660	—	315,025,660

Total Investments	—	$4,470,520,638	—	$4,470,520,638

†	See Schedule of Investments for additional detailed categorizations.

45